Assets and liabilities held for sale and discontinued operations - Schedule of Assets Held for Sale (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	$ 12,705	$ 42,000	[1]
Assets sold from assets held for sale		(12,705)		$ (44,995)
Asset Held For Sale		12,705		42,000	[1]
(Expected) Gain		0		(2,995)	[2]	$ 0	[2]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Estimated) sale price, beginning balance	0	0		0
Asset Held For Sale	12,705	42,000		0
Assets sold from assets held for sale		(12,705)		(44,995)
(Estimated) Sale price, ending balance		0		0		0
Asset Held For Sale		12,705		42,000		0
Impairment Loss		0		(2,995)		0
(Expected) Gain		8,298		0		0
Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	0	0		0
Asset Held For Sale		0		0		$ 0
Felicity | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment Loss	(8,300)
Felicity | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	$ 12,700
Asset Held For Sale		12,700
Assets Sold From Assets Held For Sale | Felicity | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price		42,000		42,000
Assets sold from assets held for sale		(42,000)		(42,000)
Impairment Loss		0		(2,995)
(Expected) Gain		0		0
Assets Sold From Assets Held For Sale | Felicity | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(42,000)		$ (44,995)
Assets Sold From Assets Held For Sale | Finesse | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price		21,003
Assets sold from assets held for sale		(12,705)
Impairment Loss		0
(Expected) Gain		(8,298)
Assets Sold From Assets Held For Sale | Finesse | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		$ (12,705)

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.